Stock-Based Compensation - Summary of Stock Plan Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Compensation Related Costs [Abstract]
Available for Grant, Beginning Balance	403,680	2,593,057
Available for Grant, Options granted	(391,653)	(2,189,377)
Available for Grant, Increase in option pool	885,315
Available for Grant, Options cancelled and forfeited	8,923
Available for Grant, Ending Balance	906,265	403,680	2,593,057
Stock Options Outstanding, Beginning Balance	3,075,403	985,399
Stock Options Outstanding, Options granted	391,653	2,189,377
Stock Options Outstanding, Options cancelled and forfeited	(8,923)
Stock Options Outstanding, Options exercised and vested	(141,462)	(99,373)
Stock Options Outstanding, Exercisable	1,707,882
Stock Options Outstanding, Vested and expected to vest	3,316,671
Stock Options Outstanding, Ending Balance	3,316,671	3,075,403	985,399
Weighted-Average Exercise Price, Beginning Balance	$ 3.64	$ 1.12
Weighted-Average Exercise Price, Options granted	5.66	4.71
Weighted-Average Exercise Price, Options exercised and vested	3.72	2.26
Weighted- Average Exercise Price, Options cancelled and forfeited	4.68
Weighted-Average Exercise Price, Ending Balance	2.2	$ 3.64	$ 1.12
Weighted- Average Exercise Price, Exercisable	1.85
Weighted- Average Exercise Price, Vested and expected to vest	$ 2.2
Weighted- Average Contractual Term, Outstanding	8 years 3 months 3 days	9 years 1 month 9 days	9 years 5 months 19 days
Weighted- Average Contractual Term, Options granted	9 years 4 months 17 days	9 years 4 months 17 days
Weighted- Average Contractual Term, Options exercised and vested	8 years 1 month 2 days	8 years 9 months 7 days
Weighted- Average Contractual Term, Options cancelled and forfeited	8 years 2 months 23 days
Weighted- Average Contractual Term, Exercisable	8 years
Weighted- Average Contractual Term, Vested and expected to vest	8 years 3 months 3 days
Aggregate Intrinsic Value, Options cancelled and forfeited
Aggregate Intrinsic Value, Beginning Balance	$ 9,657	$ 3,509
Aggregate Intrinsic Value, Options granted
Aggregate Intrinsic Value, Options exercised and vested
Aggregate Intrinsic Value, Ending Balance	1,194	$ 9,657	$ 3,509
Aggregate Intrinsic Value, Vested and expected to vest
Aggregate Intrinsic Value, Exercisable